LIBERTY SELECT VALUE FUND, VARIABLE SERIES
                  SUPPLEMENT TO PROSPECTUSES DATED JUNE 1, 2000
                   (REPLACING SUPPLEMENT DATED AUGUST 2, 2000)

The Fund's Prospectus is amended as follows:

1. Effective August 1, 2000, James P. Haynie and Michael Rega no longer co-managed the Fund and Daniel Cantor and Jeffrey Kinzel began co-managing the Fund.

         The following paragraphs are added under the sub-caption, Colonial, under the section Investment Sub-Advisors and Portfolio Managers:

         Daniel K. Cantor, a senior vice president of Colonial Management Associates, Inc. (Colonial) and has been co-manager of the Fund since August, 2000. He joined Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial, in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995.

         Jeffrey Kinzel, a senior vice president of Colonial, has co-managed the Fund since August, 2000. He joined Stein Roe, an affiliate of Colonial, in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

2.       The  following  paragraph  is added as the second to last  paragraph of
         Liberty  Select  Value  Fund,   Variable  Series'  "PRIMARY  INVESTMENT
         STRATEGIES" section:

         The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar. For performance comparison purposes, Morningstar places an equity fund in one of nine "categories" based upon guidelines established by Morningstar that examine both a fund's investment methodology and the size of the companies in which the fund invests. The Fund is in the "MidCap Value" Morningstar category. Colonial generally manages the Fund in accordance with the Morningstar guidelines for a "MidCap Value" fund. See Appendix A for a description of the Morningstar categories.

3.       The following Appendix A is added to the end of the Prospectus:

                                   APPENDIX A

                             MORNINGSTAR CATEGORIES

In an effort to distinguish funds by what they own, as well as by their prospectus objectives and styles, Morningstar developed the Morningstar categories. While the prospectus objective identifies a fund's investment goals based on the wording in the fund prospectus, the Morningstar category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings (portfolio statistics and compositions over the past three years). Morningstar may change a fund's category assignment from time to time.

Morningstar places domestic equity funds in a category based on the style and size of the stocks they typically own. The style and size parameters are based on the divisions used in the investment style box: Value, Blend, or Growth style and Small, Medium, or Large median market capitalization (see "Morningstar Style Box" below for more details on style methodology). By reviewing their investment style over the past three years, Morningstar places domestic equity funds in one of the following nine categories: Large Growth, Large Blend, Large Value, Medium Growth, Medium Blend, Medium Value, Small Growth, Small Blend, and Small Value. Morningstar also includes several other domestic equity categories, including:
Specialty Health Care, Specialty Technology, Specialty Utilities, Specialty Communications, Specialty Financials, Specialty Real Estate, Specialty Natural Resources, Convertible Bond, and Domestic Hybrid. The Domestic Hybrid category contains those funds with stock holdings of greater than 20% but less than 70% of the portfolio.

                              MORNINGSTAR STYLE BOX

The style box is a snapshot in time. It identifies the fund's investment style as of a particular date. The Morningstar category is based on style box information from the trailing 36 months. It provides a general picture of the fund's investment style over the past three years.

The Morningstar equity style box is a nine-box matrix that displays both the fund's investment methodology and the size of the companies in which it invests. Set forth below is the nine-box matrix.

      Value  Blend Growth
     ------- ------ ------
     1         2      3     Large
     ------- ------ ------
     ------- ------ ------
     4         5      6     Medium
     ------- ------ ------
     ------- ------ ------
     7         8      9     Small
     ------- ------ ------

The equity style box for domestic stock funds comprises two components: market capitalization on the vertical axis and valuation on the horizontal axis.

Market Capitalization: Morningstar ties market cap to the relative movements of the market. The top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large-cap, the next 15% of the 5000 are mid-cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are small-cap.

Morningstar then determines a fund's market cap by ranking the stocks in a fund's portfolio from the largest market-capitalized stock to the smallest, and then calculating the average weighted market capitalization of the stocks in the middle quintile (middle 40th percentile to 60th percentile) of the portfolio. After a fund's market cap has been determined, Morningstar places the fund in the large-cap, mid-cap or small-cap group noted above.

Valuation: Morningstar categorizes funds by comparing the stocks in their portfolios with the most relevant of the three market cap groups. Specifically, each stock in Morningstar's equities database receives a price-to-earnings (P/E) score and a price-to-book (P/B) score. This is derived by dividing each stock's P/E and P/B by the asset-weighted median P/E and asset-weighted median P/B, respectively, of the stock's market cap group. For example, to calculate the asset-weighted median P/E, Morningstar first ranks the P/E ratios of the stocks in each market-cap group from highest to lowest, then counts down by their market caps until it reaches the 50th percentile of that market-cap group. The P/E ratio attached to that stock is the asset-weighted median P/E. Morningstar does the same to find the asset-weighted median P/B. Next, Morningstar calculates the P/E style box Score and the P/B style box Score for each fund by ranking the stocks in a fund's portfolio by their P/E Scores and P/B Scores, respectively, and then calculating an average weighted P/E score and an average weighted P/B score from the stocks in the middle quintile of each fund's portfolio. These average weighted scores are the P/E style box Score and the P/B style box Score of the fund's portfolio.

For each measure, 1.00 represents the market-cap group average. If the fund has a P/E style box score + P/B style box Score that exceeds 2.25, the fund is categorized as growth. If the combined score falls below 1.75, the fund is categorized as value. Finally, if the score is between 1.75 and 2.25, the fund is categorized as blend.




ANN-36/060F-0201                                               March 1, 2001

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2000 AND JUNE 1, 2000 (REPLACING SUPPLEMENTS DATED JUNE 1, 2000 AND AUGUST 2, 2000)

The Fund's Prospectuses are amended as follows:

1. Effective August 1, 2000, Mark Stoeckle no longer managed the Fund and Harvey Hirschhorn and Scott Schermerhorn began co-managing the Fund.

         The following paragraph describing Mr. Hirschhorn's information is added and the paragraph describing Mr. Schermerhorn's information is revised under the sub-caption, COLONIAL, under the section INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS:

         HARVEY B. HIRSCHHORN, a senior vice president of Colonial Management Associates, Inc. (Colonial), has co-managed the Fund since August, 2000. Mr. Hirschhorn has been affiliated with and has managed various other funds for Stein Roe & Farnham Incorporated, an affiliate of Colonial, since 1973.

         SCOTT SCHERMERHORN, a senior vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Schermerhorn has managed various other funds for Colonial since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was the head of the value team at Federated Investors where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.

2. The following paragraph is added as the second to last paragraph of Colonial U.S. Growth & Income Fund, Variable Series' "PRIMARY INVESTMENT STRATEGIES" section:

         The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar. For performance comparison purposes, Morningstar places an equity fund in one of nine "categories" based upon guidelines established by Morningstar that examine both a fund's investment methodology and the size of the companies in which the fund invests. The Fund is in the "LargeCap Value" Morningstar category. Colonial generally manages the Fund in accordance with the Morningstar guidelines for a "LargeCap Value" fund. See Appendix A for a description of the Morningstar categories.

3.       The following Appendix A is added to the end of the Prospectus:

                                   APPENDIX A

                             MORNINGSTAR CATEGORIES

In an effort to distinguish funds by what they own, as well as by their prospectus objectives and styles, Morningstar developed the Morningstar categories. While the prospectus objective identifies a fund's investment goals based on the wording in the fund prospectus, the Morningstar category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings (portfolio statistics and compositions over the past three years). Morningstar may change a fund's category assignment from time to time.

Morningstar places domestic equity funds in a category based on the style and size of the stocks they typically own. The style and size parameters are based on the divisions used in the investment style box: Value, Blend, or Growth style and Small, Medium, or Large median market capitalization (see "Morningstar Style Box" below for more details on style methodology). By reviewing their investment style over the past three years, Morningstar places domestic equity funds in one of the following nine categories: Large Growth, Large Blend, Large Value, Medium Growth, Medium Blend, Medium Value, Small Growth, Small Blend, and Small Value. Morningstar also includes several other domestic equity categories, including:
Specialty Health Care, Specialty Technology, Specialty Utilities, Specialty Communications, Specialty Financials, Specialty Real Estate, Specialty Natural Resources, Convertible Bond, and Domestic Hybrid. The Domestic Hybrid category contains those funds with stock holdings of greater than 20% but less than 70% of the portfolio.

                              MORNINGSTAR STYLE BOX

The style box is a snapshot in time. It identifies the fund's investment style as of a particular date. The Morningstar category is based on style box information from the trailing 36 months. It provides a general picture of the fund's investment style over the past three years.

The Morningstar equity style box is a nine-box matrix that displays both the fund's investment methodology and the size of the companies in which it invests. Set forth below is the nine-box matrix.

      Value  Blend Growth
     ------- ------ ------
     1         2      3     Large
     ------- ------ ------
     ------- ------ ------
     4         5      6     Medium
     ------- ------ ------
     ------- ------ ------
     7         8      9     Small
     ------- ------ ------

The equity style box for domestic stock funds comprises two components: market capitalization on the vertical axis and valuation on the horizontal axis.

Market Capitalization: Morningstar ties market cap to the relative movements of the market. The top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large-cap, the next 15% of the 5000 are mid-cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are small-cap.

Morningstar then determines a fund's market cap by ranking the stocks in a fund's portfolio from the largest market-capitalized stock to the smallest, and then calculating the average weighted market capitalization of the stocks in the middle quintile (middle 40th percentile to 60th percentile) of the portfolio. After a fund's market cap has been determined, Morningstar places the fund in the large-cap, mid-cap or small-cap group noted above.

Valuation: Morningstar categorizes funds by comparing the stocks in their portfolios with the most relevant of the three market cap groups. Specifically, each stock in Morningstar's equities database receives a price-to-earnings (P/E) score and a price-to-book (P/B) score. This is derived by dividing each stock's P/E and P/B by the asset-weighted median P/E and asset-weighted median P/B, respectively, of the stock's market cap group. For example, to calculate the asset-weighted median P/E, Morningstar first ranks the P/E ratios of the stocks in each market-cap group from highest to lowest, then counts down by their market caps until it reaches the 50th percentile of that market-cap group. The P/E ratio attached to that stock is the asset-weighted median P/E. Morningstar does the same to find the asset-weighted median P/B. Next, Morningstar calculates the P/E style box Score and the P/B style box Score for each fund by ranking the stocks in a fund's portfolio by their P/E Scores and P/B Scores, respectively, and then calculating an average weighted P/E score and an average weighted P/B score from the stocks in the middle quintile of each fund's portfolio. These average weighted scores are the P/E style box Score and the P/B style box Score of the fund's portfolio.

For each measure, 1.00 represents the market-cap group average. If the fund has a P/E style box score + P/B style box Score that exceeds 2.25, the fund is categorized as growth. If the combined score falls below 1.75, the fund is categorized as value. Finally, if the score is between 1.75 and 2.25, the fund is categorized as blend.






ANN-36/061F-0201                                           March 1, 2001